Filed Pursuant to Rule 497(c)
1933 Act File No. 333-187194
1940 Act File No. 811-22811

BRIDGE BUILDER TRUST

PART C

SIGNATURES

On behalf of Bridge Builder Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of Prospectus for the Bridge Builder Large Cap Growth Fund, the Bridge Builder Large Cap Value Fund, the Bridge Builder Small/Mid Cap Growth Fund, and the Bridge Builder Small/Mid Cap Value Fund (the “Funds”), which was filed pursuant to Rule 497(c) on April 27, 2015.  The purpose of this filing is to submit the 497(c) filing dated April 27, 2015 in XBRL for the Funds.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE